Concessions and Authorizations - Schedule of Concession and Amount to Be Paid (Parenthetical) (Detail) - Top of range [member]	12 Months Ended
Dec. 31, 2018 MW
Luiz Dias Hydroelectric Plants [member]
Disclosure of concession and amount to be paid [Line Items]
Plant installed capacity	50
Poco Fundo Hydroelectric Plants [member]
Disclosure of concession and amount to be paid [Line Items]
Plant installed capacity	50
Sao Bernardo Hydroelectric Plants [member]
Disclosure of concession and amount to be paid [Line Items]
Plant installed capacity	50
Xicao Hydroelectric Plants [member]
Disclosure of concession and amount to be paid [Line Items]
Plant installed capacity	50